UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-08004

 NAME OF REGISTRANT:                     Aston Funds



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 120 North LaSalle Street,
                                         25th Floor
                                         Chicago, IL 60602

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Stuart D. Bilton, Chief Executive
                                         Officer
                                         120 North LaSalle Street,
                                         25th Floor
                                         Chicago, IL 60602

 REGISTRANT'S TELEPHONE NUMBER:          312-268-1400

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2010 - 12/31/2010

Form N-PX is to be used by a registered management investment company other than a small business investment company registered on Form N-5 (239.24 and 274.5 of this chapter) to file reports with the Commission, not later than August
31 of each year containing the registrants proxy voting record for the most recent twelve-month period ended June 30 pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4)The Commission may use the information provided on Form N-PX in its regulatory disclosure review inspection and policymaking roles. A registrant is required to disclose the information specified by Form N-PX and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (OMB) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary
Securities and Exchange Commission 100 F
Street NE Washington DC 20549 The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.3507.


PROXY VOTING RECORD
FOR PERIOD JULY 1, 2010 TO DECEMBER 31, 2010

Registrant: Aston Funds
Fund Name: Aston/Fasciano Small Cap Fund
07/01/2010-12/31/2010


--------------------------------------------------------------------------------------------------------------------------
 AMERICAN PHYSICIANS SERVICE GROUP, INC.                                                     Agenda Number:  933341757
--------------------------------------------------------------------------------------------------------------------------
        Security:  028882108
    Meeting Type:  Special
    Meeting Date:  29-Nov-2010
          Ticker:  AMPH
            ISIN:  US0288821087
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL OF THE MERGER AND ADOPTION OF THE AGREEMENT      Mgmt          For                            For
       AND PLAN OF MERGER (THE "MERGER AGREEMENT"),
       DATED AS OF AUGUST 31, 2010, BY AND AMONG THE
       COMPANY, PROASSURANCE CORPORATION, A DELAWARE
       CORPORATION ("PROASSURANCE"), AND CA BRIDGE
       CORPORATION, A TEXAS CORPORATION AND WHOLLY-OWNED
       SUBSIDIARY OF PROASSURANCE ("MERGER SUB"),
       ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.

02     APPROVAL TO, IF NECESSARY OR APPROPRIATE, ADJOURN         Mgmt          For                            For
       THE SPECIAL MEETING TO SOLICIT ADDITIONAL PROXIES
       IF THERE ARE INSUFFICIENT VOTES AT THE TIME
       OF THE MEETING TO APPROVE THE MERGER AND ADOPT
       THE MERGER AGREEMENT.




--------------------------------------------------------------------------------------------------------------------------
 CONTANGO OIL & GAS COMPANY                                                                  Agenda Number:  933341985
--------------------------------------------------------------------------------------------------------------------------
        Security:  21075N204
    Meeting Type:  Annual
    Meeting Date:  01-Dec-2010
          Ticker:  MCF
            ISIN:  US21075N2045
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: KENNETH R. PEAK                     Mgmt          For                            For

1B     ELECTION OF DIRECTOR: B.A. BERILGEN                       Mgmt          For                            For

1C     ELECTION OF DIRECTOR: JAY D. BREHMER                      Mgmt          For                            For

1D     ELECTION OF DIRECTOR: CHARLES M. REIMER                   Mgmt          For                            For

1E     ELECTION OF DIRECTOR: STEVEN L. SCHOONOVER                Mgmt          For                            For

02     RATIFICATION OF THE SELECTION OF GRANT THORNTON           Mgmt          For                            For
       LLP AS INDEPENDENT PUBLIC ACCOUNTANTS FOR THE
       FISCAL YEAR ENDED JUNE 30, 2011.




--------------------------------------------------------------------------------------------------------------------------
 KENSEY NASH CORPORATION                                                                     Agenda Number:  933344234
--------------------------------------------------------------------------------------------------------------------------
        Security:  490057106
    Meeting Type:  Annual
    Meeting Date:  01-Dec-2010
          Ticker:  KNSY
            ISIN:  US4900571062
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       ROBERT J. BOBB                                            Mgmt          For                            For

02     PROPOSAL TO APPROVE THE EIGHTH AMENDED AND RESTATED       Mgmt          Against                        Against
       KENSEY NASH CORPORATION EMPLOYEE INCENTIVE
       COMPENSATION PLAN.

03     PROPOSAL TO RATIFY THE APPOINTMENT OF DELOITTE            Mgmt          For                            For
       & TOUCHE LLP AS THE INDEPENDENT AUDITORS OF
       THE COMPANY'S FINANCIAL STATEMENTS.




--------------------------------------------------------------------------------------------------------------------------
 KMG CHEMICALS, INC.                                                                         Agenda Number:  933344373
--------------------------------------------------------------------------------------------------------------------------
        Security:  482564101
    Meeting Type:  Annual
    Meeting Date:  07-Dec-2010
          Ticker:  KMGB
            ISIN:  US4825641016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       DAVID L. HATCHER                                          Mgmt          For                            For
       J. NEAL BUTLER                                            Mgmt          For                            For
       GERALD G. ERMENTROUT                                      Mgmt          For                            For
       CHRISTOPHER T. FRASER                                     Mgmt          For                            For
       GEORGE W. GILMAN                                          Mgmt          For                            For
       FRED C. LEONARD, III                                      Mgmt          For                            For
       STEPHEN A. THORINGTON                                     Mgmt          For                            For
       KAREN A. TWITCHELL                                        Mgmt          For                            For
       RICHARD L. URBANOWSKI                                     Mgmt          For                            For

02     TO RATIFY THE APPOINTMENT OF UHY LLP AS THE               Mgmt          For                            For
       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
       AND AUDITORS FOR THE COMPANY FOR FISCAL YEAR
       2011.




--------------------------------------------------------------------------------------------------------------------------
 LANCASTER COLONY CORPORATION                                                                Agenda Number:  933338192
--------------------------------------------------------------------------------------------------------------------------
        Security:  513847103
    Meeting Type:  Annual
    Meeting Date:  15-Nov-2010
          Ticker:  LANC
            ISIN:  US5138471033
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       KENNETH L. COOKE                                          Mgmt          For                            For
       ALAN F. HARRIS                                            Mgmt          For                            For
       ZUHEIR SOFIA                                              Mgmt          For                            For

02     TO RATIFY THE SELECTION OF DELOITTE & TOUCHE              Mgmt          For                            For
       LLP AS THE CORPORATION'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING
       JUNE 30, 2011.

03     TO APPROVE THE LANCASTER COLONY CORPORATION               Mgmt          For                            For
       AMENDED AND RESTATED 2005 STOCK PLAN.




--------------------------------------------------------------------------------------------------------------------------
 MESA LABORATORIES, INC.                                                                     Agenda Number:  933317441
--------------------------------------------------------------------------------------------------------------------------
        Security:  59064R109
    Meeting Type:  Annual
    Meeting Date:  23-Sep-2010
          Ticker:  MLAB
            ISIN:  US59064R1095
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       LUKE R. SCHMIEDER                                         Mgmt          For                            For
       H. STUART CAMPBELL                                        Mgmt          For                            For
       MICHAEL T. BROOKS                                         Mgmt          For                            For
       ROBERT V. DWYER                                           Mgmt          For                            For
       EVAN C. GUILLEMIN                                         Mgmt          For                            For
       JOHN J. SULLIVAN                                          Mgmt          For                            For

2      TO APPROVE AN AMENDMENT TO OUR 2006 STOCK COMPENSATION    Mgmt          Against                        Against
       PLAN INCREASING THE AUTHORIZED NUMBER OF SHARES
       OF COMMON STOCK FROM 400,000 TO 800,000 (THE
       "2006 STOCK COMPENSATION PLAN AMENDMENT PROPOSAL").

3      TO RATIFY THE APPOINTMENT OF EHRHARDT, KEEFE,             Mgmt          For                            For
       STEINER & HOTTMAN, PC (EKS&H) AS THE COMPANY'S
       INDEPENDENT PUBLIC ACCOUNTANTS FOR FISCAL 2011
       (THE "RATIFICATION OF AUDITORS PROPOSAL".




--------------------------------------------------------------------------------------------------------------------------
 PETMED EXPRESS, INC.                                                                        Agenda Number:  933299554
--------------------------------------------------------------------------------------------------------------------------
        Security:  716382106
    Meeting Type:  Annual
    Meeting Date:  30-Jul-2010
          Ticker:  PETS
            ISIN:  US7163821066
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       MENDERES AKDAG                                            Mgmt          For                            For
       FRANK J. FORMICA                                          Mgmt          For                            For
       GIAN M. FULGONI                                           Mgmt          For                            For
       RONALD J. KORN                                            Mgmt          For                            For
       ROBERT C. SCHWEITZER                                      Mgmt          For                            For

2      TO RATIFY THE APPOINTMENT OF MCGLADREY & PULLEN,          Mgmt          For                            For
       LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE COMPANY TO SERVE FOR THE 2011
       FISCAL YEAR.




--------------------------------------------------------------------------------------------------------------------------
 SPARTAN STORES, INC.                                                                        Agenda Number:  933305650
--------------------------------------------------------------------------------------------------------------------------
        Security:  846822104
    Meeting Type:  Annual
    Meeting Date:  11-Aug-2010
          Ticker:  SPTN
            ISIN:  US8468221044
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       CRAIG C. STURKEN                                          Mgmt          For                            For
       DENNIS EIDSON                                             Mgmt          For                            For
       F.J. MORGANTHALL, II                                      Mgmt          For                            For

2      PROPOSAL TO AMEND THE ARTICLES OF INCORPORATION           Mgmt          For                            For
       TO DECLASSIFY THE BOARD OF DIRECTORS AND PROVIDE
       FOR ANNUAL ELECTIONS.

3      PROPOSAL TO AMEND ART. XIII OF THE ARTICLES               Mgmt          For                            For
       OF INCORPORATION TO LOWER THE SHAREHOLDER VOTE
       NEEDED TO CHANGE THE BYLAWS.

4      PROPOSAL TO AMEND ART. XII(A) OF THE ARTICLES             Mgmt          For                            For
       OF INCORPORATION TO DELETE THE SHAREHOLDER
       VOTE NEEDED TO CHANGE THE BYLAWS.

5      PROPOSAL TO APPROVE THE SPARTAN STORES, INC.              Mgmt          For                            For
       EXECUTIVE CASH INCENTIVE PLAN OF 2010.

06     PROPOSAL TO RATIFY THE APPOINTMENT OF DELOITTE            Mgmt          For                            For
       & TOUCHE LLP AS INDEPENDENT AUDITORS FOR THE
       CURRENT FISCAL YEAR.




--------------------------------------------------------------------------------------------------------------------------
 TIDEWATER INC.                                                                              Agenda Number:  933302894
--------------------------------------------------------------------------------------------------------------------------
        Security:  886423102
    Meeting Type:  Annual
    Meeting Date:  22-Jul-2010
          Ticker:  TDW
            ISIN:  US8864231027
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       M. JAY ALLISON                                            Mgmt          For                            For
       JAMES C. DAY                                              Mgmt          For                            For
       RICHARD T. DU MOULIN                                      Mgmt          For                            For
       MORRIS E. FOSTER                                          Mgmt          For                            For
       J. WAYNE LEONARD                                          Mgmt          For                            For
       JON C. MADONNA                                            Mgmt          For                            For
       JOSEPH H. NETHERLAND                                      Mgmt          For                            For
       RICHARD A. PATTAROZZI                                     Mgmt          For                            For
       NICHOLAS J. SUTTON                                        Mgmt          For                            For
       CINDY B. TAYLOR                                           Mgmt          For                            For
       DEAN E. TAYLOR                                            Mgmt          For                            For
       JACK E. THOMPSON                                          Mgmt          For                            For

2      RATIFICATION OF THE SELECTION OF DELOITTE &               Mgmt          For                            For
       TOUCHE LLP AS INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM.



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Aston Funds
By (Signature)       /s/ Stuart D. Bilton
Name                 Stuart D Bilton Chief Executive Officer
                     Principal Executive Officer
Date                 03/18/2011